SUPPLEMENT DATED JUNE 3, 2008
TO

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

The name of the MFS Emerging Growth Portfolio has been changed to MFS Growth Portfolio.

Please retain this supplement with your prospectus for future reference.

Choice II/ Flex II                                                                         6/08